DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	MIND CTI LTD
Entity Central Index Key	0001119083
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	mndo
Entity Common Stock, Shares Outstanding	18,781,418
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 13,310	$ 13,866
Short term bank deposits	5,567	4,275
Available for sale securities	0	409
Accounts receivable, net
Trade	850	1,763
Other	159	271
Prepaid expenses	95	51
Deferred cost of revenues	584	1,056
Deferred taxes	124	192
Inventory	13	29
Total current assets	20,702	21,912
INVESTMENTS AND OTHER NON CURRENT ASSETS:
Available for sale securities	504	473
Severance pay fund	1,399	1,213
Deferred cost of revenues	0	28
Deferred taxes	15	85
PROPERTY AND EQUIPMENT, net of accumulated depreciation and amortization	681	880
GOODWILL	5,430	5,430
Total assets	28,731	30,021
LIABILITIES AND SHAREHOLDERS' EQUITY
Trade	113	749
Other	1,151	1,214
Deferred revenues	2,259	2,950
Total current liabilities	3,523	4,913
LONG TERM LIABILITIES:
Deferred revenues	487	633
Employees' rights upon retirement	1,615	1,456
Total liabilities	5,625	7,002
SHAREHOLDERS' EQUITY:
Share capital	54	54
Additional paid-in capital	30,138	30,058
Accumulated other comprehensive income	17	(70)
Differences from translation of foreign currency financial statements of a subsidiary	(1,043)	(1,149)
Treasury shares	(2,360)	(2,401)
Accumulated deficit	(3,700)	(3,473)
Total shareholders' equity	23,106	23,019
Total liabilities and shareholders' equity	$ 28,731	$ 30,021

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Sales of licenses	$ 5,960	$ 5,154	$ 6,553
Services	14,249	13,759	13,333
Revenues, Total	20,209	18,913	19,886
COST OF REVENUES
Cost of sales of licenses	853	398	443
Cost of services	6,999	6,078	5,724
Cost of Revenue, Total	7,852	6,476	6,167
GROSS PROFIT	12,357	12,437	13,719
RESEARCH AND DEVELOPMENT EXPENSES	4,643	4,673	4,057
SELLING AND MARKETING EXPENSES	1,524	1,995	2,119
GENERAL AND ADMINISTRATIVE EXPENSES	1,818	1,834	1,555
IMPAIRMENT OF GOODWILL	0	0	586
IMPAIRMENT OF INTANGIBLE ASSETS	0	0	407
OPERATING INCOME	4,372	3,935	4,995
FINANCIAL INCOME - net	298	171	49
INCOME BEFORE TAXES ON INCOME	4,670	4,106	5,044
INCOME TAX EXPENSE (BENEFIT)	392	(185)	188
NET INCOME FOR THE YEAR	$ 4,278	$ 4,291	$ 4,856
EARNINGS PER ORDINARY SHARE -
Basic and diluted (in dollars per share)	$ 0.23	$ 0.23	$ 0.26
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTATION OF EARNINGS PER ORDINARY SHARE - IN THOUSANDS
Basic (in shares)	18,767	18,679	18,467
Diluted (in shares)	18,846	18,803	18,613

COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income
Net Income	$ 4,278	$ 4,291	$ 4,856
Other Comprehensive Income (Loss)
Currency translation adjustments	106	(9)	(88)
Unrealized gain (loss) from available-for-sale securities	87	(70)	0
Total Other Comprehensive Income (Loss)	193	(79)	(88)
Total Comprehensive Income	$ 4,471	$ 4,212	$ 4,768

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Common Stock [Member]		Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Shares [Member]	Total
BALANCE at Dec. 31, 2009	$ 54		$ 39,105	$ (1,052)	$ (12,620)	$ (2,800)	$ 22,687
BALANCE (in shares) at Dec. 31, 2009	18,429
Comprehensive income (loss)	0		0	(88)	4,856	0	4,768
Dividend paid (Note 7c)	0		(3,686)	0	0	0	(3,686)
Employees share based compensation expenses	0		139	0	0	0	139
Employee stock options exercised	0	[1]	75	0	0	0	75
Employee stock options exercised (in shares)	66
BALANCE at Dec. 31, 2010	54		35,633	(1,140)	(7,764)	(2,800)	23,983
BALANCE (in shares) at Dec. 31, 2010	18,495
Comprehensive income (loss)	0		0	(79)	4,291	0	4,212
Dividend paid (Note 7c)	0		(5,968)	0	0	0	(5,968)
Stock- based compensation granted to a customer	0		332	0	0		332
Employees share based compensation expenses	0		61	0	0	0	61
Exercise of options from treasury stock issued to employees	0		0	0	0	399	148
Exercise of options from treasury stock issued to employees (in shares)	235
BALANCE at Dec. 31, 2011	54		30,058	(1,219)	(3,473)	(2,401)	23,019
BALANCE (in shares) at Dec. 31, 2011	18,730
Comprehensive income (loss)	0		0	193	4,278	0	4,471
Dividend paid (Note 7c)	0		0	0	(4,505)	0	(4,505)
Employees share based compensation expenses	0		80	0	0	0	80
Exercise of options from treasury stock issued to employees	0		0	0	0	41	41
Exercise of options from treasury stock issued to employees (in shares)	51
BALANCE at Dec. 31, 2012	$ 54		$ 30,138	$ (1,026)	$ (3,700)	$ (2,360)	$ 23,106
BALANCE (in shares) at Dec. 31, 2012	18,781

[1]	Represents an amount less than $ 1,000.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,278	$ 4,291	$ 4,856
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization (see Note 3 and Note 10e)	270	295	582
Impairment of goodwill	0	0	586
Impairment of intangible asset	0	0	407
Financial loss (income) from available for sale securities	(3)	47	0
Deferred income taxes, net	138	(277)	0
Accrued severance pay	147	(138)	134
Capital loss (gain) on sale of property and equipment, net	14	(19)	(15)
Employees share based compensation	80	61	139
Stock- based compensation granted to a customer (deducted from revenues)	0	332	0
Realized loss on sale of available for sale securities	24	61	0
Decrease (increase) in accounts receivable:
Trade	913	(168)	(352)
Other	149	(167)	44
Decrease (increase) in prepaid expenses and deferred cost of revenues	456	(705)	(74)
Decrease in inventories	16	1	4
Increase (decrease) in accounts payable and accruals:
Trade	(639)	505	(207)
Other	(65)	(22)	(336)
Increase (decrease) in deferred revenues	(842)	288	536
Net cash provided by operating activities	4,936	4,385	6,304
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of available for sale securities	0	(2,505)	0
Proceeds from sale of available for sale securities	444	1,445	0
Purchase of property and equipment	(169)	(401)	(171)
Severance pay funds	(174)	191	(208)
Investment in short-term bank deposits	(1,258)	(1,393)	(722)
Proceeds from sale of property and equipment	84	79	40
Net cash used in investing activities	(1,073)	(2,584)	(1,061)
CASH FLOWS FROM FINANCING ACTIVITIES:
Employee stock options exercised and paid	41	399	75
Dividend paid	(4,505)	(5,968)	(3,686)
Net cash used in financing activities	(4,464)	(5,569)	(3,611)
TRANSLATION ADJUSTMENTS ON CASH AND CASH EQUIVALENTS	45	52	(45)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(556)	(3,716)	1,587
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	13,866	17,582	15,995
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	13,310	13,866	17,582
SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH ACTIVITIES-
Taxes paid	113	72	190
Supplier credit granted to the company for property and equipment investments	$ 0	$ 39	$ 0

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 1	- SIGNIFICANT ACCOUNTING POLICIES

a.	General:

1)	Nature of operations

MIND C.T.I. Ltd. (the “Company”) is an Israeli company, which together with its subsidiaries operate in one segment, providing integrated products and services. The Company designs, develops, markets, supports, implements and operates billing and customer care systems, including consulting and managed services, primarily to wireless, wireline, next-generation service providers throughout the world. The Company also provides a call management system used by enterprises for call accounting, traffic analysis, and fraud detection.

The Company has wholly-owned subsidiaries in the United States ("Mind Software Inc." or "Sentori"), Romania ("Mind Software SRL"), and U.K ("Mind Software Limited" or "Omni").

2)	Accounting principles

The consolidated financial statements were prepared in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP").

3)	Use of estimates in preparation of financial statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The most significant estimates with regard to the Company's consolidated financial statements relate to revenue recognition of products and service sales using the percentage of completion method, the valuation of auction rate securities, and the impairment of goodwill and other intangible asset.

4)	Functional currency

The currency of the primary economic environment in which the operations of the Company and its subsidiaries, except the subsidiary in the U.K. as described below, are conducted is the U.S. dollar (“dollar” or “$”). Most of the Company’s revenues are derived from sales outside of Israel, which are denominated primarily in dollars. In addition, the majority of the Company’s cash reserves and financing activities are denominated in dollars. Thus, the functional currency of the Company and its subsidiaries is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are re-measured into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items (detailed below) reflected in the statements of operations, the following exchange rates are used: (i) for transactions: exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items, such as depreciation and amortization, etc.) - historical exchange rates. The resulting currency translation gains or losses are carried to financial income or expenses, as appropriate.

The functional currency of the subsidiary in the U.K. is the British Pound. The financial statements of this subsidiary are included in consolidation, based on translation into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters” (formerly SFAS No. 52): assets and liabilities are translated at year-end exchange rates, while operating results items are translated at periodically average exchange rates during the year. Differences resulting from translation are presented in shareholders’ equity.

b.	Principles of consolidation:

1)	The consolidated financial statements include the accounts of the Company and all of its subsidiaries.

2)	Inter-company balances and transactions have been eliminated in consolidation. Profits from inter-company sales, not yet realized outside the Company and its subsidiaries, have also been eliminated.

c.	Reclassifications:

Certain amounts in prior years’ financial statements have been reclassified to conform to the current year’s presentation.

d.	Cash equivalents:

The Company and its subsidiaries consider all highly liquid investments, which include short-term bank deposits (up to three months from original date of deposit) that are not restricted as to withdrawal or use, to be cash equivalents.

e.	Short-term bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost.

f.	Available-for-sale financial assets (AFS financial assets):

AFS financial assets are non-derivatives that are either designated as AFS or are not classified as (a) loans and receivables, (b) held-to-maturity investments or (c) financial assets at fair value through profit or loss.

The AFS held by the Company are traded in an active market and are stated at fair value at the end of each reporting period. Interest income calculated using the effective interest method. Changes in the fair value of available-for-sale financial assets are recognized in other comprehensive income (loss). Unrealized losses considered to be temporary are reflected in other comprehensive income (loss). Unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. See also Note 2.

g.	Inventories:

Inventories are valued at the lower of cost or market value. Cost is determined by the “first-in, first-out” method. Most of the inventories consist of acquired hardware.

h.	Property and equipment:

1)	These assets are stated at cost less accumulated depreciation.

2)	The assets are depreciated by the straight-line method, on basis of their estimated useful life.

Annual rates of depreciation are as follows:

%

Computers and electronic equipment	15-33
(mainly 33)
Office furniture and equipment	6-7
Vehicles	15

Leasehold improvements are amortized by the straight-line method over the term of the lease, which is shorter than the estimated useful life of the improvements.

i.	Goodwill:

Goodwill reflects the excess of the purchase price of subsidiaries acquired over the fair value of net assets acquired. Under ASC 350 (formerly SFAS No. 142), goodwill is not amortized but rather tested for impairment at least annually. The Company performs annual testing for impairment of the goodwill during the third quarter of each year. During 2010 and as a result of impairment test performed in the third quarter, the Company recorded impairment of approximately $586 thousand of its goodwill, see also Note 4.

j.	Income taxes:

1)	Deferred taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Deferred income tax provisions and benefits are based on the changes in the deferred tax asset or tax liability from period to period. Valuation allowance is included in respect of deferred tax assets when it is more likely than not, that such asset will not be realized.

2)	The Company adopted the provisions of Financial Accounting Standards Board (FASB) interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, an Interpretation of ASC 740-10 on January 1, 2007.

k.	Revenue recognition:

The Company’s revenues consist of revenues generated from software licensing, sales of professional services, including integration and implementation, sales of third-party hardware and software, maintenance services, managed services and training.

The Company applies the provisions of Statement of ASC 985-605, "Revenue Recognition" (formerly SOP No. 97-2) and ASC 605-35, "Construction-Type and Production-Type Contracts" (formerly SOP No. 81-1), as follows:

i)	Licenses

Revenue from sale of products is recognized when delivery has occurred, persuasive evidence of an arrangement exists, the sales price is fixed or determinable and collection is probable. If collection is not considered probable, revenue is recognized when the fee is collected. The Company generally does not grant a right of return on products sold to customers.

ii)	Services

The services the Company provides consist of implementation, training, hardware installation, maintenance, support and project management. All services are priced on a fixed price basis and are recognized ratably over the period in which the services are provided except services which are recognized under the percentage-of-completion method as described below.

Products are mainly supplied with maintenance for a period of one year from delivery. When revenue on sale of the products is recognized, the Company defers a portion of the sales price and recognizes it as maintenance revenue ratably over the above period. The portion of the sales price that is deferred is determined based on the fair value of the service as priced in transactions in which the Company renders maintenance solely. Where vendor specific objective evidence for fair value cannot be determined, the entire sale is being recognized over the maintenance period. Where the services are considered essential to the functionality of the software products, both the software product revenue and the revenue related to the integration and implementation services are recognized under the percentage-of-completion method in accordance with ASC 605-35. The Company generally determines the percentage-of-completion by comparing the labor performed to date to the estimated total labor required to complete the project. When the estimate indicates that a loss will be incurred, such loss is recorded in the period identified. Significant judgments and estimates are involved in determining the percent complete of each contract. Different assumptions could yield materially different results.

(iii)	Managed Services

Revenues from managed services include a monthly fee for services and for right of use and are recorded as service revenues and license revenues, respectively. The monthly fee is based mainly on number of subscribers or customer’s business volume and the agreements include a minimum monthly charge. These revenues are recognized on a monthly basis. Where installation services are sold together with a managed services contract, the installation services are being recognized over the entire contract term, commencing the deployment finalization.

Deferred costs of revenues are presented net of related advances from customers.

l.	Research and development expenses:

Pursuant to ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed" (formerly SFAS No. 86), development costs related to software products are expensed as incurred until the “technological feasibility” of the product has been established. Because of the relatively short time period between "technological feasibility" and product release, and the insignificant amount of costs incurred during such period, no software development costs have been capitalized.

m.	Allowance for doubtful accounts:

The allowance is determined for specific debts doubtful of collection.

n.	Stock based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" (formerly SFAS No. 123 (R)), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule using the straight-line method over the requisite service period for the entire award, net of estimated forfeitures.

o.	Earnings (loss) per share ("EPS"):

Basic EPS is computed by dividing net income by the weighted average number of shares outstanding during the year, net of treasury shares.

Diluted EPS reflects the increase in the weighted average number of shares outstanding that would result from the assumed exercise of employee stock options, calculated using the treasury-stock-method.

p.	Treasury shares:

Treasury shares are presented as a reduction in shareholders' equity, at their cost to the Company, under "Treasury shares".

q.	Concentration of credit risks:

Most of the Company’s and its subsidiaries' cash and cash equivalents as of December 31, 2012 and 2011 were deposited with Israeli, European and U.S. banks. The Company is not aware of any specific credit risks in respect of these banks.

The Company's revenues have been generated from a large number of customers. Consequently, the exposure to credit risks relating to trade receivables is limited. The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts.

r.	Recently issued accounting pronouncements:

In the first quarter of 2012, the Company adopted amended standards that increase the prominence of items reported in other comprehensive income. These amended standards eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity and require that all changes in stockholders’ equity - except investments by, and distributions to, owners - be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption of these amended standards did impact the presentation of other comprehensive income, as we have elected to present two separate but consecutive statements, but did not have an impact on our financial position or results of operations.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between GAAP and International Financial Reporting Standards. ASU 2011-04 clarifies the FASB’s intent about the application of existing fair value measurement and disclosure requirements, changes certain fair value measurement principles and enhances fair value disclosure requirements. Effective January 1, 2012, the Company adopted the disclosure provisions included in ASU 2011-04. The adoption of ASU 2011-04 had no impact on our financial position or results of operations.

In September 2011, the FASB issued amended standards to simplify how entities test goodwill for impairment. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit in which goodwill resides is less than its carrying value. For reporting units in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform further goodwill impairment testing as outlined in the previously issued standards. These amended standards are effective beginning in the first quarter of 2012. The adoption of ASU 2011-08 had no impact on our financial position or results of operations.

AVAILABLE FOR SALE SECURITIES	12 Months Ended
Dec. 31, 2012
Available-For-Sale Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE 2	- AVAILABLE FOR SALE SECURITIES

As of December 31, 2012 the company held a long term security bond which is classified as available for sale security and is presented in its fair value. The fair value of the available for sale securities based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC820).

		December 31
	Maturity year	2 0 1 2	2 0 1 1
		U.S. dollars in thousands

Short-term - security bond	2012	$-	$409

Long-term - security bond	Perpetual	$504	$473

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE3 -       PROPERTY AND EQUIPMENT

a.	Composition of assets, grouped by major classification, is as follows:

	December 31
	2 0 1 2	2 0 1 1
	U.S. dollars in thousands

Computers and electronic equipment	$4,070	$4,048
Land	263	263
Office furniture and equipment	358	348
Vehicles	227	413
Leasehold improvements	8	8
	4,926	5,080
Less - accumulated depreciation and amortization	4,245	4,200
	$681	$880

b.	Depreciation and amortization expenses totaled $270 thousand, $295 thousand and $352 thousand in the years ended December 31, 2012, 2011 and 2010, respectively.

GOODWILL	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
NOTE 4	- GOODWILL

Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired in each business combination. The carrying value of goodwill was allocated to MIND’s reporting units pursuant to ASC 350 (formerly SFAS No. 142).

ASC 350 requires that companies not amortize goodwill, but instead test for impairment at least annually using a two-step approach. The Company evaluates goodwill, at a minimum, on an annual basis and whenever events and changes in circumstances suggest that the carrying amount may not be recoverable.

Impairment of goodwill is tested at the reporting unit level by comparing the reporting unit's carrying amount, including goodwill, to the fair value of the reporting unit. Under the income approach, the Company determined fair value based on estimated future cash flows of each reporting unit, discounted by an estimated weighted-average cost of capital, which reflects the overall level of inherent risk of a reporting unit and the rate of return an outside investor would expect to earn.

Determining the fair value of a reporting unit is judgmental in nature and requires the use of significant estimates and assumptions, including revenue growth rates and operating margins, discount rates and future market conditions, among others. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered impaired and a second step is performed to measure the amount of impairment. The second step involves determining the implied value of goodwill for the reporting unit. Any excess carrying amount of goodwill over the fair value determined in the second step will be recorded as a goodwill impairment loss.

During the third quarter of 2010, the Company performed an annual impairment test. The first step for goodwill impairment testing compares the fair value of the reporting unit to its carrying value including goodwill. If the fair value is greater than the carrying value, no further analysis is necessary and no impairment exists. If the fair value is less than the carrying value, a second step is required to determine the amount of potential goodwill impairment. Based on the results of the first step, the Company performed the second step and determined that goodwill related to the acquisition of Omni was impaired. Accordingly, the Company recorded an impairment charged to its goodwill of $586 thousand.

There were no changes in the goodwill during 2012 and 2011.

EMPLOYEES' RIGHTS UPON RETIREMENT	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE 5 -	EMPLOYEES' RIGHTS UPON RETIREMENT

a.	Israeli law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The severance pay liability of the Company to its Israeli employees, based upon the number of years of service and the latest monthly salary, is partly covered by regular deposits with severance pay funds and pension funds, and by purchase of insurance policies; under labor agreements, the deposits with recognized pension funds and the insurance policies, as above, are in the employees' names and are, subject to certain limitations, the property of the employees.

The amounts accrued and the portions funded, with severance pay funds and by the insurance policies are reflected in the financial statements as follows:

	December 31
	2 0 1 2	2 0 1 1
	U.S. dollars in thousands

Accrued severance pay	$1,615	$1,456
L e s s - amounts funded (presented in “Investment and other non current assets”)	(1,399)	(1,213)
Unfunded balance	$216	$243

The amounts of accrued severance pay as above cover the Company’s severance pay liability in accordance with labor agreements in force and based on salary components which, in management’s opinion, create entitlement to severance pay. The Company records the obligation as if it was payable at each balance sheet date on an undiscounted basis.

Withdrawals from the funds are generally made for the purpose of paying severance pay.

b.	The severance pay expenses were $142 thousand, $290 thousand and $123 thousand in the years ended December 31, 2012, 2011 and 2010, respectively.

COMMITMENTS AND CONTINGENT LIABILITIES:	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 6 -	COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Commitments:

The Company and its subsidiaries entered into premises lease agreements that will expire between 2014 to 2015.

Future minimum lease commitments of the Company and its subsidiaries under the above leases, at exchange rates in effect on December 31, 2012, are as follows:

U.S. dollars in thousands
Years ending December 31:
2013	$577
2014	562
2015	197
$1,336

Rental expense totaled $571 thousand, $585 thousand, and $584 thousand in the years ended December 31, 2012, 2011 and 2010, respectively.

b.	Contingent liabilities:

The Company has provided bank guarantees relating to future performance on certain contracts. As of December 31, 2012, contingent liabilities on outstanding bank guarantees aggregated to an amount of approximately $68 thousand. These amounts are secured by bank deposits.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 7 -	SHAREHOLDERS’ EQUITY

a.	Share capital:

The Company’s ordinary shares are traded in the United States on the NASDAQ National Market, under the symbol MNDO.

b.	Treasury shares:

In September 2008, the Company’s Board of Directors authorized a plan for the repurchase of up to 2,100,000 of the Company’s ordinary shares in the open market, in an amount in cash of up to $2.8 million. As of December 31, 2008, the Company had repurchased 2,100,000 ordinary shares under the program at a total purchase price of approximately $1.6 million, after getting an approval by an Israeli court in accordance to the Israeli Companies Law. In February 2009, the Company’s Board of Directors authorized additional repurchase transactions of the Company’s shares in the total amount of $1.2 million pursuant to the 2008 repurchase plan. As of December 31, 2009, the Company has purchased an aggregate amount of 3,165,092 ordinary shares at a total purchase price of $2.8 million. In November, 2009 the Company’s Board of Directors authorized a new plan for the repurchase of the Company’s ordinary shares in the open market, in an amount in cash of up to $1.8 million and in February 2010 this repurchase was approved by an Israeli court in accordance to the Israel Companies Law. The Company’s Board of Directors authorized on August 1st, 2012 to reactivate the plan for the repurchase of the Company's ordinary shares in the open market, in an amount in cash of up to $1.8 million. There are no additional buyback plans. As of December 31, 2012, no repurchases have been made under this new plan. As of December 31, 2012 the treasury shares amounted to $2.36 million after exercise of options from treasury stock issued to employees in the amount of $41 thousand and $399 thousand in 2012 and 2011 respectively.

c.	Dividend:

Dividends paid per share in the years ended December 31, 2012, 2011 and 2010 were $0.24, $0.32 and $0.20, respectively.

The Company paid dividends to its shareholders in the amounts of $4.5 million, $6.0 million and $3.7 million during 2012, 2011 and 2010, respectively. Since at the time of 2010 and 2011 distributions the Company had insufficient statutory retained earnings, the distribution was done by way of reduction of additional paid-in capital, after due approval by an Israeli court order, in accordance to the Israeli Companies Law.

d.	Stock option plans:

In December 1998, the Board of Directors approved an employee stock option plan, which was amended in 2000 and in 2003 (the “1998 Plan”). During 2004, the Board of Directors approved an employee stock option plan (the “2000 Plan”). Under the 1998 Plan (as amended in 2000 and in 2003) and the 2000 plan, options for up to 4,306,000 ordinary shares of NIS 0.01 par value are to be granted to employees of the Company and its subsidiaries. The 1998 Plan and 2000 Plan expired in December 2010.

In 2011, the Board of Directors and the 2011 Annual General Meeting of the Company’s shareholders approved a share incentive plan (the “2011 Share Incentive Plan”). Under the 2011 Share Incentive Plan, options for up to 1,800,000 ordinary shares of NIS 0.01 par value are to be granted to employees of the Company and its subsidiaries, directors, consultants or contractors of the Company.

Each option can be exercised to purchase one Ordinary Share. Immediately upon issuance, the Ordinary Shares issuable upon the exercise of the options will confer on holders the same rights as the other ordinary shares.

The Board of Directors determines the exercise price and the vesting period of the options granted. The outstanding options granted under the above mentioned plans vest over three to five years. Options not exercised will expire approximately 5-7 years after they are granted.

The compensation costs charged against income for all of the Company's equity remuneration plans during 2012, 2011 and 2010 were approximately $80 thousand, $61 thousand and $139 thousand, respectively without any reduction in income taxes.

In January 2011, we issued to a new customer a warrant to purchase 924,545 ordinary shares of MIND at an exercise price of $2.48 per share (equal to the average closing price per share of MIND's ordinary shares on the NASDAQ Stock Market during the 30 trading day period immediately preceding the date of the issuance thereof).  The compensation cost of $332 thousand was deducted from 2011 revenues. The right to purchase warrant shares upon exercise hereof terminated in July 2012 after a period of 18 months following the date of issuance thereof.

As a result of a change made to Section 102 of the Israeli Income Tax Ordinance as part of the Israeli tax reform of 2003, and pursuant to an election made by the Company thereunder, Israeli employees (except for employees who are deemed “Controlling Members” under the Israeli Income Tax Ordinance) will be subject to a lower tax rate on capital gains accruing to them in respect of Section 102 awards made after December 31, 2002. However, the Company will not be allowed to claim as an expense for tax purposes the amounts credited to such employees as a benefit when the related capital gains tax is payable by them, as it had previously been entitled to do under Section 102.

The following is a summary of the status of the 1998 Plan, 2000 plan and 2011 Share Incentive Plan as of December 31, 2012, 2011 and 2010, and changes during the years ended on those dates:

1)

	Years ended December 31
	2 0 1 2		2 0 1 1		2 0 1 0
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price

Options outstanding at beginning of year	817,200	$2.06	837,400	$2.45	888,400	$2.58
Changes during year:
Granted (a)	18,000	$2.41	334,000	$1.71	168,000	$1.38
Exercised	(51,500)	$0.78	(235,000)	$1.70	(66,000)	$1.13
Forfeited	(2,000)	$1.04	(1,000)	$2.77	(64,000)	$1.00
Expired	(193,000)	$3.33	(118,200)	$4.02	(89,000)	$3.84
Options outstanding at end of year	588,700	$1.87	817,200	$2.06	837,400	$2.45

Options exercisable at end of year	228,700	$2.03	367,700	$2.77	614,400	$2.87

Weighted average grant date fair value of options granted during the year (b)		$0.52		$0.59		$0.89

(a)	In 2012 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option.

In 2011 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option or with an exercise price equal to Par value of NIS 0.01.

In 2010 the options were granted with an exercise price equal to the market price of the Company’s stock at date of three trade days from the grant approval or with an exercise price equal to Par value of NIS 0.01.

(b)	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option-pricing model with the following assumptions:

	Years ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0

Dividend yield	10%	10%	8%

Expected volatility*	58%	59%	61%

Average risk-free interest rate	0.9%	1.0%	1.8%

Expected average term - in years	3.88	3.83	3.14

*	Volatility is based on historical volatility of the Company's share price for periods matching the expected term of the option until exercise.

As of December 31, 2012 there were approximately $116 thousand of total unrecognized compensation costs, net of expected forfeitures, related to nonvested share-based compensation awards granted under the stock option plan. The costs are expected to be recognized over a weighted average period of 1.35 years.

2)	The following table summarizes information about options outstanding and exercisable as of December 31, 2012:

	Options Outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	exercisable	average	Weighted
Range of	At	remaining	average	At	remaining	average
exercise	December 31,	contractual	exercise	December 31,	contractual	exercise
prices	2 0 1 2	life	price	2 0 1 2	life	Price
		Years			Years

$ 0.003 - 1.04	123,500	1.82	0.59	83,500	1.26	0.87
$ 1.80 - 2.21	362,000	3.56	1.95	60,000	2.41	1.94
$ 2.41 - 3.24	103,200	0.84	3.10	85,200	0.14	3.24
	588,700	2.71	1.87	228,700	1.14	2.03

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 8 -	TAXES ON INCOME

a.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an “industrial company”, as defined by this law. As such, the Company is entitled to claim depreciation at increased rates for equipment used in industrial activity, as stipulated by regulations published under the inflationary adjustments law.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

1)	Tax benefits prior to the 2011 Amendment

Substantially all of the Company’s production facilities have been granted “approved enterprise” status under the above law (including Amendment No. 60 to the law that was published in April 2005). Income derived from the approved enterprise was tax exempt for a period of ten years commencing in the first year in which the Company earned taxable income from the approved enterprise (provided the maximum period to which it is restricted by law has not elapsed).

According to the above law, in the event of distribution of cash dividends from income that was tax exempt as above, the Company would have to pay the 25% tax in respect of the amount distributed.

The entitlement to the above benefits was conditional upon the Company’s fulfilling the conditions stipulated by the above law, regulations published thereunder and the certificate of approval for the specific investments in approved enterprises. In the event of failure to comply with these conditions, the benefits may be cancelled and the Company may be required to refund the amount of the benefits, in whole or in part, with the addition of linkage differences to the Israeli CPI and interest.

2)	Tax benefits under the 2011 Amendment

On January 6, 2011 an amendment (Amendment No. 68) to the Law for the Encouragement of Capital Investment-1959 ("2011 Amendment") was published.The new Amendment significantly revising the tax incentive regime in Israel, commencing on January, 1 2011.

2011 Amendment introduced a new status of “Preferred Enterprise”. Similarly to the “approved enterprise” status, a Preferred Company is an industrial company meeting certain conditions (including a minimum threshold of 25% export). However, under the New Amendment the requirement for a minimum investment in productive assets in order to be eligible for the benefits granted under the Investments Law as with respect to “approved enerprise”status was cancelled.

A Preferred Company is entitled to a reduced flat tax rate with respect to the income attributed to the Preferred Enterprise, at the following rates:

Tax Year	Development Region “A”	Other Areas within Israel

2011-2012	10%	15%

2013-2014	7%	12.5%

2015 onwards	6%	12%

Dividends distributed from income which is attributed to a “Preferred Enterprise” will be subject to withholding tax at source at the following rates: (i) Israeli resident corporations - 0%, (ii) Israeli resident individuals – 15% (iii) non-Israeli residents - 15%, subject to a reduced tax rate under the provisions of an applicable double tax treaty.

The Company is located in Development Region "A" and during 2011 had chosen the status of the 2011 Amendment.

c.	Other applicable tax rates:

1)	Income from other sources in Israel

On December 6, 2011, the “Tax Burden Distribution Law” Legislation Amendments (2011) was published in the official gazette, under which the previously approved gradual decrease in corporate tax was cancelled. The corporate tax rate increased to 25% as from 2012.

2)	Income of non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to tax laws in their countries of residence.

d.	Deferred income taxes:

1)	Provided in respect of the following:

	December 31
	2 0 1 2	2 0 1 1
	U.S. dollars in thousands

Research and development expenses	$103	$244
Allowance for doubtful accounts	12	10
Carryforward tax losses	2,074	1,723
Other	24	23
Less- valuation allowance	(2,074)	(1,723)
	$139	$277

2)	As of December 31, 2012, the carryforward tax losses are related to the company subsidiaries (in the U.S. and U.K.) and amounted to approximately $6.7 million. The Company has provided valuation allowance in respect of deferred tax assets resulting from carryforward tax losses. Management currently believes that it is more likely than not that those deferred tax losses will not be realized in the foreseeable future.

e.	Taxes on income included in the statements of operations:

1)	As follows:
	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Current:
In Israel	$88	$43	$72
Outside Israel	96	49	62
	184	92	134
Taxes in respect of previous years	70	-	54
Deferred in Israel	138	(277)	-
	$392	$(185)	$188

2)	Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see c. above), and the actual tax expense:
	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$4,670	$4,106	$5,044
Theoretical tax expense	1,168	985	1,261
L e s s - tax benefits arising from approved
enterprise status, see a. above	(410)	-	(489)
	757	985	772
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	11	18	23
Taxes in respect of previous years	70	-	54
Changes in valuation allowance	351	(3,283)	(2,104)
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	(797)	2,095	1,443
Taxes on income for the reported year	$392	$(185)	$188
* As follows:
Taxable in Israel	$2,734	$3,418	$5,168
Taxable outside Israel	1,936	688	(124)
	$4,670	$4,106	$5,044

f.	Tax assessments:

The Company has received final assessments from the tax authorities, through the year ended December 31, 2011. The subsidiaries, except Omni, have not been assessed since incorporation. Omni has received final tax assessments through tax year 2006.

SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
NOTE 9 -	SUPPLEMENTARY BALANCE SHEET INFORMATION

a.	Cash and cash equivalents:

The balance as of December 31, 2012 and 2011 includes $7.8 million and $8.4 million, respectively, of highly liquid bank deposits. The deposits are mainly denominated in dollars and, as of December 31, 2012, bear weighted average annual interest of 1.48%.

b.	Accounts receivable:

1)	Trade:

	December 31,
	2 0 1 2	2 0 1 1
	U.S. dollars in
	thousands

Open accounts	$1,177	$2,071
Less - allowance for doubtful accounts *	(327)	(308)
	$850	$1,763

*	The changes in allowance for doubtful accounts are composed as follows:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Balance at beginning of year	$308	$435	$664
Increase (decrease) during the year	66	(15)	(201)
Bad debt written off	(47)	(112)	(28)
Balance at end of year	$327	$308	$435

2)	Other:

	December 31,
	2 0 1 2	2 0 1 1
	U.S. dollars in
	thousands

Government of Israel	$92	$162
Employees	20	39
Sundry	47	70
	$159	$271

c.	Accounts payable and accruals - other:

	December 31,
	2 0 1 2	2 0 1 1
	U.S. dollars in
	thousands

Payroll and related expenses	$384	$594
Government institutions	416	236
Accrued vacation pay	93	77
Accrued expenses and sundry	258	307
	$1,151	$1,214

SELECTED STATEMENT OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]
NOTE 10 -	SELECTED STATEMENT OF OPERATIONS DATA

a.	Revenues:

1)	The Company's revenues derive from sale of software products in one operating segment. The Company has two product lines: (i) product line “A” - billing and customer care solutions for service providers; and (ii) product line “B” - call accounting and call management solutions for enterprises. Revenues from Sentori and Omni product lines are included in product line “A”.

Following are data regarding revenues classified by product lines:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Product line “A”	$15,707	$14,804	$15,717
Product line “B”	4,502	4,109	4,169
	$20,209	$18,913	$19,886

2)	Following are data regarding geographical revenues classified by geographical location of the customers:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

United States	$10,882	$9,405	$9,137
United Kingdom	668	403	850
Italy	434	1,542	1,483
Rest of Europe	4,143	4,740	5,456
Israel	3,045	1,551	1,053
Other	1,037	1,272	1,907
	$20,209	$18,913	$19,886

Property and equipment - by geographical location:

	December 31
	2 0 1 2	2 0 1 1
	U.S. dollars in
	thousands

Israel	$292	$487
Romania	381	389
United Kingdom	6	3
United States	2	1
	$681	$880

b.	Research and development expenses:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Payroll and related expenses	$3,574	$3,780	$3,185
Rent and related expenses	286	300	266
Depreciation and amortization	163	169	168
Subcontracting	224	114	116
Other	396	310	322
	$4,643	$4,673	$4,057

c.	Selling and marketing expenses:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Payroll and related expenses	$1,180	$1,644	$1,584
Depreciation and amortization	12	17	142
Travel and conventions	155	145	166
Other	177	189	227
	$1,524	$1,995	$2,119

d.	General and administrative expenses:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Payroll and related expenses	$980	$1,013	$1,065
Depreciation and amortization	24	57	71
Insurances	67	85	114
Office expenses	117	123	78
Professional services	368	337	331
Allowance for doubtful accounts and bad debts	33	(5)	(201)
Other	229	224	97
	$1,818	$1,834	$1,555

e.	Impairment of intangible asset:

During 2010 and based on an impairment test, the Company decided to write off the remaining balance of the intangible assets.

Amortization expenses totaled $637 thousand in the year ended December 31, 2010.

The expenses recorded in 2010 include an impairment charged to Customer relationship and technology related to the acquisition of Omni in the amount of approximately $407 thousand. During the impairment test which is performed each year (see note 4) the company reassess the intangible assets for impairment by subtracting the asset's fair value from the asset's carrying value.

f.	Financial income - net:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$260	$157	$94
Non-dollar currency gains - net	23	-	-
Interest on available for sale securities	47	154	-
	330	311	94
Expenses:
Non-dollar currency losses - net	-	(58)	(19)
Bank commissions and charges	(8)	(21)	(26)
Realized loss on sale of available for sale securities	(24)	(61)	-
	(32)	(140)	(45)

	$298	$171	$49

g.	Earnings per ordinary share (“EPS”):

Following are data relating to the weighted average number of shares for the purpose of computing EPS:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	18,767	18,679	18,467
A d d - incremental shares from assumed exercise of options	79	124	146

Weighted average number of shares used in computation of diluted EPS	18,846	18,803	18,613

In the years ended December 31, 2012, 2011 and 2010, options that their effect was anti-dilutive, were not taken into account in computing the diluted earning per share.

The number of options that could potentially dilute EPS in the future and were not included in the computing of diluted EPS is 425,200 options for 2012, 266,200 options for 2011 and 508,400 options for 2010.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Nature of Operations [Policy Text Block]
1)	Nature of operations

MIND C.T.I. Ltd. (the “Company”) is an Israeli company, which together with its subsidiaries operate in one segment, providing integrated products and services. The Company designs, develops, markets, supports, implements and operates billing and customer care systems, including consulting and managed services, primarily to wireless, wireline, next-generation service providers throughout the world. The Company also provides a call management system used by enterprises for call accounting, traffic analysis, and fraud detection.

The Company has wholly-owned subsidiaries in the United States ("Mind Software Inc." or "Sentori"), Romania ("Mind Software SRL"), and U.K ("Mind Software Limited" or "Omni").

Accounting Principles, Policy [Policy Text Block]
2)	Accounting principles
The consolidated financial statements were prepared in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP").
Use of Estimates, Policy [Policy Text Block]
3)	Use of estimates in preparation of financial statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The most significant estimates with regard to the Company's consolidated financial statements relate to revenue recognition of products and service sales using the percentage of completion method, the valuation of auction rate securities, and the impairment of goodwill and other intangible asset.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
4)	Functional currency

The currency of the primary economic environment in which the operations of the Company and its subsidiaries, except the subsidiary in the U.K. as described below, are conducted is the U.S. dollar (“dollar” or “$”). Most of the Company’s revenues are derived from sales outside of Israel, which are denominated primarily in dollars. In addition, the majority of the Company’s cash reserves and financing activities are denominated in dollars. Thus, the functional currency of the Company and its subsidiaries is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are re-measured into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items (detailed below) reflected in the statements of operations, the following exchange rates are used: (i) for transactions: exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items, such as depreciation and amortization, etc.) - historical exchange rates. The resulting currency translation gains or losses are carried to financial income or expenses, as appropriate.

The functional currency of the subsidiary in the U.K. is the British Pound. The financial statements of this subsidiary are included in consolidation, based on translation into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters” (formerly SFAS No. 52): assets and liabilities are translated at year-end exchange rates, while operating results items are translated at periodically average exchange rates during the year. Differences resulting from translation are presented in shareholders’ equity.

Consolidation, Policy [Policy Text Block]
b.	Principles of consolidation:

1)	The consolidated financial statements include the accounts of the Company and all of its subsidiaries.

2)	Inter-company balances and transactions have been eliminated in consolidation. Profits from inter-company sales, not yet realized outside the Company and its subsidiaries, have also been eliminated.

Reclassifications, Policy [Policy Text Block]
c.	Reclassifications:
Certain amounts in prior years’ financial statements have been reclassified to conform to the current year’s presentation.
Cash and Cash Equivalents, Unrestricted Cash and Cash Equivalents, Policy [Policy Text Block]
d.	Cash equivalents:

The Company and its subsidiaries consider all highly liquid investments, which include short-term bank deposits (up to three months from original date of deposit) that are not restricted as to withdrawal or use, to be cash equivalents.

Short Term Bank Deposits [Policy Text Block]
e.	Short-term bank deposits:
Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost.
Marketable Securities, Available-for-sale Securities, Policy [Policy Text Block]
f.	Available-for-sale financial assets (AFS financial assets):

AFS financial assets are non-derivatives that are either designated as AFS or are not classified as (a) loans and receivables, (b) held-to-maturity investments or (c) financial assets at fair value through profit or loss.

The AFS held by the Company are traded in an active market and are stated at fair value at the end of each reporting period. Interest income calculated using the effective interest method. Changes in the fair value of available-for-sale financial assets are recognized in other comprehensive income (loss). Unrealized losses considered to be temporary are reflected in other comprehensive income (loss). Unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. See also Note 2.

Inventory, Policy [Policy Text Block]
g.	Inventories:
Inventories are valued at the lower of cost or market value. Cost is determined by the “first-in, first-out” method. Most of the inventories consist of acquired hardware.
Property, Plant and Equipment, Policy [Policy Text Block]
h.	Property and equipment:

1)	These assets are stated at cost less accumulated depreciation.

2)	The assets are depreciated by the straight-line method, on basis of their estimated useful life.

Annual rates of depreciation are as follows:

%

Computers and electronic equipment	15-33
(mainly 33)
Office furniture and equipment	6-7
Vehicles	15

Leasehold improvements are amortized by the straight-line method over the term of the lease, which is shorter than the estimated useful life of the improvements.

Goodwill and Intangible Assets, Policy [Policy Text Block]
i.	Goodwill:

Goodwill reflects the excess of the purchase price of subsidiaries acquired over the fair value of net assets acquired. Under ASC 350 (formerly SFAS No. 142), goodwill is not amortized but rather tested for impairment at least annually. The Company performs annual testing for impairment of the goodwill during the third quarter of each year. During 2010 and as a result of impairment test performed in the third quarter, the Company recorded impairment of approximately $586 thousand of its goodwill, see also Note 4.

Income Tax, Policy [Policy Text Block]
j.	Income taxes:

1)	Deferred taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Deferred income tax provisions and benefits are based on the changes in the deferred tax asset or tax liability from period to period. Valuation allowance is included in respect of deferred tax assets when it is more likely than not, that such asset will not be realized.

2)	The Company adopted the provisions of Financial Accounting Standards Board (FASB) interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, an Interpretation of ASC 740-10 on January 1, 2007.

Revenue Recognition, Policy [Policy Text Block]
k.	Revenue recognition:

The Company’s revenues consist of revenues generated from software licensing, sales of professional services, including integration and implementation, sales of third-party hardware and software, maintenance services, managed services and training.

The Company applies the provisions of Statement of ASC 985-605, "Revenue Recognition" (formerly SOP No. 97-2) and ASC 605-35, "Construction-Type and Production-Type Contracts" (formerly SOP No. 81-1), as follows:

i)	Licenses

Revenue from sale of products is recognized when delivery has occurred, persuasive evidence of an arrangement exists, the sales price is fixed or determinable and collection is probable. If collection is not considered probable, revenue is recognized when the fee is collected. The Company generally does not grant a right of return on products sold to customers.

ii)	Services

The services the Company provides consist of implementation, training, hardware installation, maintenance, support and project management. All services are priced on a fixed price basis and are recognized ratably over the period in which the services are provided except services which are recognized under the percentage-of-completion method as described below.

Products are mainly supplied with maintenance for a period of one year from delivery. When revenue on sale of the products is recognized, the Company defers a portion of the sales price and recognizes it as maintenance revenue ratably over the above period. The portion of the sales price that is deferred is determined based on the fair value of the service as priced in transactions in which the Company renders maintenance solely. Where vendor specific objective evidence for fair value cannot be determined, the entire sale is being recognized over the maintenance period. Where the services are considered essential to the functionality of the software products, both the software product revenue and the revenue related to the integration and implementation services are recognized under the percentage-of-completion method in accordance with ASC 605-35. The Company generally determines the percentage-of-completion by comparing the labor performed to date to the estimated total labor required to complete the project. When the estimate indicates that a loss will be incurred, such loss is recorded in the period identified. Significant judgments and estimates are involved in determining the percent complete of each contract. Different assumptions could yield materially different results.

(iii)	Managed Services

Revenues from managed services include a monthly fee for services and for right of use and are recorded as service revenues and license revenues, respectively. The monthly fee is based mainly on number of subscribers or customer’s business volume and the agreements include a minimum monthly charge. These revenues are recognized on a monthly basis. Where installation services are sold together with a managed services contract, the installation services are being recognized over the entire contract term, commencing the deployment finalization.

Deferred costs of revenues are presented net of related advances from customers.

Research and Development Expense, Policy [Policy Text Block]
l.	Research and development expenses:

Pursuant to ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed" (formerly SFAS No. 86), development costs related to software products are expensed as incurred until the “technological feasibility” of the product has been established. Because of the relatively short time period between "technological feasibility" and product release, and the insignificant amount of costs incurred during such period, no software development costs have been capitalized.

Allowance For Doubtful Accounts, Policy [Policy Text Block]
m.	Allowance for doubtful accounts:
The allowance is determined for specific debts doubtful of collection.
Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
n.	Stock based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" (formerly SFAS No. 123 (R)), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule using the straight-line method over the requisite service period for the entire award, net of estimated forfeitures.

Earnings Per Share, Policy [Policy Text Block]
o.	Earnings (loss) per share ("EPS"):

Basic EPS is computed by dividing net income by the weighted average number of shares outstanding during the year, net of treasury shares.

Diluted EPS reflects the increase in the weighted average number of shares outstanding that would result from the assumed exercise of employee stock options, calculated using the treasury-stock-method.

Treasury Shares, Policy [Policy Text Block]
p.	Treasury shares:
Treasury shares are presented as a reduction in shareholders' equity, at their cost to the Company, under "Treasury shares".
Concentration Of Credit Risk. [Policy Text Block]
q.	Concentration of credit risks:

Most of the Company’s and its subsidiaries' cash and cash equivalents as of December 31, 2012 and 2011 were deposited with Israeli, European and U.S. banks. The Company is not aware of any specific credit risks in respect of these banks.

The Company's revenues have been generated from a large number of customers. Consequently, the exposure to credit risks relating to trade receivables is limited. The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts.

New Accounting Pronouncements, Policy [Policy Text Block]
r.	Recently issued accounting pronouncements:

In the first quarter of 2012, the Company adopted amended standards that increase the prominence of items reported in other comprehensive income. These amended standards eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity and require that all changes in stockholders’ equity - except investments by, and distributions to, owners - be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption of these amended standards did impact the presentation of other comprehensive income, as we have elected to present two separate but consecutive statements, but did not have an impact on our financial position or results of operations.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between GAAP and International Financial Reporting Standards. ASU 2011-04 clarifies the FASB’s intent about the application of existing fair value measurement and disclosure requirements, changes certain fair value measurement principles and enhances fair value disclosure requirements. Effective January 1, 2012, the Company adopted the disclosure provisions included in ASU 2011-04. The adoption of ASU 2011-04 had no impact on our financial position or results of operations.

In September 2011, the FASB issued amended standards to simplify how entities test goodwill for impairment. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit in which goodwill resides is less than its carrying value. For reporting units in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform further goodwill impairment testing as outlined in the previously issued standards. These amended standards are effective beginning in the first quarter of 2012. The adoption of ASU 2011-08 had no impact on our financial position or results of operations.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule Of Property and Equipment, Annual Deprecation Rate [Table Text Block]	Annual rates of depreciation are as follows:
%

Computers and electronic equipment	15-33
(mainly 33)
Office furniture and equipment	6-7
Vehicles	15

AVAILABLE FOR SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Available-For-Sale Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
The fair value of the available for sale securities based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC820).

		December 31
	Maturity year	2 0 1 2	2 0 1 1
		U.S. dollars in thousands

Short-term - security bond	2012	$-	$409

Long-term - security bond	Perpetual	$504	$473

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Composition of assets, grouped by major classification, is as follows:

	December 31
	2 0 1 2	2 0 1 1
	U.S. dollars in thousands

Computers and electronic equipment	$4,070	$4,048
Land	263	263
Office furniture and equipment	358	348
Vehicles	227	413
Leasehold improvements	8	8
	4,926	5,080
Less - accumulated depreciation and amortization	4,245	4,200
	$681	$880

EMPLOYEES' RIGHTS UPON RETIREMENT (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]

The amounts accrued and the portions funded, with severance pay funds and by the insurance policies are reflected in the financial statements as follows:

	December 31
	2 0 1 2	2 0 1 1
	U.S. dollars in thousands

Accrued severance pay	$1,615	$1,456
L e s s - amounts funded (presented in “Investment and other non current assets”)	(1,399)	(1,213)
Unfunded balance	$216	$243

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future minimum lease commitments of the Company and its subsidiaries under the above leases, at exchange rates in effect on December 31, 2012, are as follows:

U.S. dollars in thousands
Years ending December 31:
2013	$577
2014	562
2015	197
$1,336

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following is a summary of the status of the 1998 Plan, 2000 plan and 2011 Share Incentive Plan as of December 31, 2012, 2011 and 2010, and changes during the years ended on those dates:

1)

	Years ended December 31
	2 0 1 2		2 0 1 1		2 0 1 0
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price

Options outstanding at beginning of year	817,200	$2.06	837,400	$2.45	888,400	$2.58
Changes during year:
Granted (a)	18,000	$2.41	334,000	$1.71	168,000	$1.38
Exercised	(51,500)	$0.78	(235,000)	$1.70	(66,000)	$1.13
Forfeited	(2,000)	$1.04	(1,000)	$2.77	(64,000)	$1.00
Expired	(193,000)	$3.33	(118,200)	$4.02	(89,000)	$3.84
Options outstanding at end of year	588,700	$1.87	817,200	$2.06	837,400	$2.45

Options exercisable at end of year	228,700	$2.03	367,700	$2.77	614,400	$2.87

Weighted average grant date fair value of options granted during the year (b)		$0.52		$0.59		$0.89

(a)	In 2012 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option.

In 2011 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option or with an exercise price equal to Par value of NIS 0.01.

In 2010 the options were granted with an exercise price equal to the market price of the Company’s stock at date of three trade days from the grant approval or with an exercise price equal to Par value of NIS 0.01.

Schedule Of Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions and Methodology [Table Text Block]
The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option-pricing model with the following assumptions:

	Years ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0

Dividend yield	10%	10%	8%

Expected volatility*	58%	59%	61%

Average risk-free interest rate	0.9%	1.0%	1.8%

Expected average term - in years	3.88	3.83	3.14

*	Volatility is based on historical volatility of the Company's share price for periods matching the expected term of the option until exercise.

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information about options outstanding and exercisable as of December 31, 2012:

	Options Outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	exercisable	average	Weighted
Range of	At	remaining	average	At	remaining	average
exercise	December 31,	contractual	exercise	December 31,	contractual	exercise
prices	2 0 1 2	life	price	2 0 1 2	life	Price
		Years			Years

$ 0.003 - 1.04	123,500	1.82	0.59	83,500	1.26	0.87
$ 1.80 - 2.21	362,000	3.56	1.95	60,000	2.41	1.94
$ 2.41 - 3.24	103,200	0.84	3.10	85,200	0.14	3.24
	588,700	2.71	1.87	228,700	1.14	2.03

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Reduced Flat Tax Rate [Table Text Block]

A Preferred Company is entitled to a reduced flat tax rate with respect to the income attributed to the Preferred Enterprise, at the following rates:

Tax Year	Development Region “A”	Other Areas within Israel

2011-2012	10%	15%

2013-2014	7%	12.5%

2015 onwards	6%	12%

Summary of Income Tax Examinations [Table Text Block]
Provided in respect of the following:

	December 31
	2 0 1 2	2 0 1 1
	U.S. dollars in thousands

Research and development expenses	$103	$244
Allowance for doubtful accounts	12	10
Carryforward tax losses	2,074	1,723
Other	24	23
Less- valuation allowance	(2,074)	(1,723)
	$139	$277

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Taxes on income included in the statements of operations:

As follows:
	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Current:
In Israel	$88	$43	$72
Outside Israel	96	49	62
	184	92	134
Taxes in respect of previous years	70	-	54
Deferred in Israel	138	(277)	-
	$392	$(185)	$188

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see c. above), and the actual tax expense:
	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$4,670	$4,106	$5,044
Theoretical tax expense	1,168	985	1,261
L e s s - tax benefits arising from approved
enterprise status, see a. above	(410)	-	(489)
	757	985	772
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	11	18	23
Taxes in respect of previous years	70	-	54
Changes in valuation allowance	351	(3,283)	(2,104)
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	(797)	2,095	1,443
Taxes on income for the reported year	$392	$(185)	$188
* As follows:
Taxable in Israel	$2,734	$3,418	$5,168
Taxable outside Israel	1,936	688	(124)
	$4,670	$4,106	$5,044

SUPPLEMENTARY BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schdule Of Accounts Receivable [Table Text Block]
Trade:

	December 31,
	2 0 1 2	2 0 1 1
	U.S. dollars in
	thousands

Open accounts	$1,177	$2,071
Less - allowance for doubtful accounts *	(327)	(308)
	$850	$1,763

*	The changes in allowance for doubtful accounts are composed as follows:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Balance at beginning of year	$308	$435	$664
Increase (decrease) during the year	66	(15)	(201)
Bad debt written off	(47)	(112)	(28)
Balance at end of year	$327	$308	$435

Schedule Of Changes In Allowance For Doubtful Accounts Receivable [Table Text Block]
The changes in allowance for doubtful accounts are composed as follows:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Balance at beginning of year	$308	$435	$664
Increase (decrease) during the year	66	(15)	(201)
Bad debt written off	(47)	(112)	(28)
Balance at end of year	$327	$308	$435

Schedule Of Non Trade Receivables [Table Text Block]
Other:

	December 31,
	2 0 1 2	2 0 1 1
	U.S. dollars in
	thousands

Government of Israel	$92	$162
Employees	20	39
Sundry	47	70
	$159	$271

Schedule Of Other Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable and accruals - other:

	December 31,
	2 0 1 2	2 0 1 1
	U.S. dollars in
	thousands

Payroll and related expenses	$384	$594
Government institutions	416	236
Accrued vacation pay	93	77
Accrued expenses and sundry	258	307
	$1,151	$1,214

SELECTED STATEMENT OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Product Information [Table Text Block]

Following are data regarding revenues classified by product lines:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Product line “A”	$15,707	$14,804	$15,717
Product line “B”	4,502	4,109	4,169
	$20,209	$18,913	$19,886

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Following are data regarding geographical revenues classified by geographical location of the customers:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

United States	$10,882	$9,405	$9,137
United Kingdom	668	403	850
Italy	434	1,542	1,483
Rest of Europe	4,143	4,740	5,456
Israel	3,045	1,551	1,053
Other	1,037	1,272	1,907
	$20,209	$18,913	$19,886

Schedule Of Revenue From External Customers and Property, Plant and Equipment, By Geographical Areas [Table Text Block]	Property and equipment - by geographical location:
	December 31
	2 0 1 2	2 0 1 1
	U.S. dollars in
	thousands

Israel	$292	$487
Romania	381	389
United Kingdom	6	3
United States	2	1
	$681	$880

Schedule Of Research and Development Expense [Table Text Block]
Research and development expenses:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Payroll and related expenses	$3,574	$3,780	$3,185
Rent and related expenses	286	300	266
Depreciation and amortization	163	169	168
Subcontracting	224	114	116
Other	396	310	322
	$4,643	$4,673	$4,057

Schedule Of Selling and Marketing Expenses [Table Text Block]
Selling and marketing expenses:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Payroll and related expenses	$1,180	$1,644	$1,584
Depreciation and amortization	12	17	142
Travel and conventions	155	145	166
Other	177	189	227
	$1,524	$1,995	$2,119

Schedule Of General and Administrative Expenses [Table Text Block]
General and administrative expenses:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Payroll and related expenses	$980	$1,013	$1,065
Depreciation and amortization	24	57	71
Insurances	67	85	114
Office expenses	117	123	78
Professional services	368	337	331
Allowance for doubtful accounts and bad debts	33	(5)	(201)
Other	229	224	97
	$1,818	$1,834	$1,555

Schedule of Other Nonoperating Income (Expense) [Table Text Block]
Financial income - net:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$260	$157	$94
Non-dollar currency gains - net	23	-	-
Interest on available for sale securities	47	154	-
	330	311	94
Expenses:
Non-dollar currency losses - net	-	(58)	(19)
Bank commissions and charges	(8)	(21)	(26)
Realized loss on sale of available for sale securities	(24)	(61)	-
	(32)	(140)	(45)

	$298	$171	$49

Schedule of Weighted Average Number of Shares [Table Text Block]

Following are data relating to the weighted average number of shares for the purpose of computing EPS:

	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	18,767	18,679	18,467
A d d - incremental shares from assumed exercise of options	79	124	146

Weighted average number of shares used in computation of diluted EPS	18,846	18,803	18,613

SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Depreciation Percentage	15.00%
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Depreciation Percentage	33.00%
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Depreciation Percentage	6.00%
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Depreciation Percentage	7.00%
Vehicles [Member]
Property, Plant and Equipment, Depreciation Percentage	15.00%

SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill, Impairment Loss	$ 0	$ 0	$ 586

AVAILABLE FOR SALE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term - security bond Maturity year	2012
Long-term - security bond Maturity year	Perpetual
Short-term - security bond	$ 0	$ 409
Long-term - security bond	$ 504	$ 473

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 4,926	$ 5,080
Less - accumulated depreciation and amortization	4,245	4,200
Property Plant And Equipment Net	681	880
Computer and Electronics Equipment [Member]
Property, Plant and Equipment, Gross	4,070	4,048
Land [Member]
Property, Plant and Equipment, Gross	263	263
Office Furniture and Equipment [Member]
Property, Plant and Equipment, Gross	358	348
Vehicles [Member]
Property, Plant and Equipment, Gross	227	413
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	$ 8	$ 8

PROPERTY AND EQUIPMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation, Depletion and Amortization	$ 270	$ 295	$ 582

GOODWILL (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill, Impairment Loss	$ 0	$ 0	$ 586

EMPLOYEES' RIGHTS UPON RETIREMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued severance pay	$ 1,615	$ 1,456
Less - amounts funded (presented in "Investment and other non current assets")	(1,399)	(1,213)
Unfunded balance	$ 216	$ 243

EMPLOYEES' RIGHTS UPON RETIREMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Severance Pay Expenses	$ 142	$ 290	$ 123

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 577
2014	562
2015	197
Operating Leases, Future Minimum Payments Due	$ 1,336

COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense, Contingent Rentals	$ 571	$ 585	$ 584
Contingent Liabilities	$ 68

SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Number of Options, outstanding at beginning of year (in shares)	817,200		837,400		888,400
Number of Options, Granted (in shares)	18,000	[1]	334,000	[1]	168,000	[1]
Number of Options, Exercised (in shares)	(51,500)		(235,000)		(66,000)
Number of Options, Forfeited (in shares)	(2,000)		(1,000)		(64,000)
Number of Options, Expired (in shares)	(193,000)		(118,200)		(89,000)
Number of Options, outstanding at end of year (in shares)	588,700		817,200		837,400
Number of Options, exercisable at end of year (in shares)	228,700		367,700		614,400
Weighted average exercise price, Options outstanding at beginning of year	$ 2.06		$ 2.45		$ 2.58
Weighted average exercise price, Options Granted	$ 2.41	[1]	$ 1.71	[1]	$ 1.38	[1]
Weighted average exercise price, Options Exercised	$ 0.78		$ 1.7		$ 1.13
Weighted average exercise price, Options Forfeited	$ 1.04		$ 2.77		$ 1
Weighted average exercise price, Options Expired	$ 3.33		$ 4.02		$ 3.84
Weighted average exercise price, Options Options outstanding at end of year	$ 1.87		$ 2.06		$ 2.45
Weighted average exercise price, Options exercisable at end of year	$ 2.03		$ 2.77		$ 2.87
Weighted average grant date fair value of options granted during the year	$ 0.52	[2]	$ 0.59	[2]	$ 0.89	[2]

[1]	In 2012 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option. In 2011 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option or with an exercise price equal to Par value of NIS 0.01. In 2010 the options were granted with an exercise price equal to the market price of the Company's stock at date of three trade days from the grant approval or with an exercise price equal to Par value of NIS 0.01.
[2]	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option-pricing model with the following assumptions: Years ended December 31 2012 2011 2010 Dividend yield 10% 10% 8 % Expected volatility* 58% 59% 61 % Average risk-free interest rate 0.9% 1.0% 1.8 % Expected average term - in years 3.88 3.83 3.14 * Volatility is based on historical volatility of the Company's share price for periods matching the expected term of the option until exercise.

SHAREHOLDERS' EQUITY (Details 1)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Dividend yield	10.00%		10.00%		8.00%
Expected volatility*	58.00%	[1]	59.00%	[1]	61.00%	[1]
Average risk-free interest rate	0.90%		1.00%		1.80%
Expected average term - in years	3 years 10 months 17 days		3 years 9 months 29 days		3 years 1 month 21 days

[1]	Volatility is based on historical volatility of the Company's share price for periods matching the expected term of the option until exercise.

SHAREHOLDERS' EQUITY (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Number of Options, outstanding At December 31, 2012	588,700
Outstanding Options, Weighted average remaining contractual Life (Years)	2 years 8 months 16 days
Outstanding Options, Weighted Average Exercise Price	$ 1.87
Number of Options, Exercisable At December 31, 2012 (in shares)	228,700
Exercisable Options, Weighted average remaining contractual Life (Years)	1 year 1 month 21 days
Exercisable Options, Weighted Average Exercise Price	$ 2.03
Stock Option Plans, Exercise Price Range One [Member]
Range of exercise prices (Lower Range Limit)	$ 0.003
Range of exercise prices (Upper Range Limit)	$ 1.04
Number of Options, outstanding At December 31, 2012	123,500
Outstanding Options, Weighted average remaining contractual Life (Years)	1 year 9 months 25 days
Outstanding Options, Weighted Average Exercise Price	$ 0.59
Number of Options, Exercisable At December 31, 2012 (in shares)	83,500
Exercisable Options, Weighted average remaining contractual Life (Years)	1 year 3 months 4 days
Exercisable Options, Weighted Average Exercise Price	$ 0.87
Stock Option Plans, Exercise Price Range Two [Member]
Range of exercise prices (Lower Range Limit)	$ 1.8
Range of exercise prices (Upper Range Limit)	$ 2.21
Number of Options, outstanding At December 31, 2012	362,000
Outstanding Options, Weighted average remaining contractual Life (Years)	3 years 6 months 22 days
Outstanding Options, Weighted Average Exercise Price	$ 1.95
Number of Options, Exercisable At December 31, 2012 (in shares)	60,000
Exercisable Options, Weighted average remaining contractual Life (Years)	2 years 4 months 28 days
Exercisable Options, Weighted Average Exercise Price	$ 1.94
Stock Option Plans, Exercise Price Range Three [Member]
Range of exercise prices (Lower Range Limit)	$ 2.41
Range of exercise prices (Upper Range Limit)	$ 3.24
Number of Options, outstanding At December 31, 2012	103,200
Outstanding Options, Weighted average remaining contractual Life (Years)	10 months 2 days
Outstanding Options, Weighted Average Exercise Price	$ 3.1
Number of Options, Exercisable At December 31, 2012 (in shares)	85,200
Exercisable Options, Weighted average remaining contractual Life (Years)	1 month 20 days
Exercisable Options, Weighted Average Exercise Price	$ 3.24

SHAREHOLDERS' EQUITY (Details Textual)	1 Months Ended					12 Months Ended										12 Months Ended
	Aug. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Nov. 30, 2009 USD ($)	Feb. 28, 2009	Sep. 30, 2008 USD ($)	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 ILS	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Treasury Stock [Member] ILS	Dec. 31, 2010 Treasury Stock [Member] USD ($)	Dec. 31, 2012 Treasury Stock [Member] USD ($)	Dec. 31, 2011 Treasury Stock [Member] USD ($)
Stock Repurchase Program, Number of Shares Authorized to be Repurchased (in shares)					2,100,000
Stock Repurchase Program, Authorized Amount			$ 1,800,000		$ 2,800,000
Stock Repurchased and Retired During Period, Shares (in shares)												3,165,092	2,100,000
Stock Repurchased and Retired During Period, Value												2,800,000	1,600,000
Stock Repurchase Program, Number Of Shares Authorized To Be Repurchased, Increased (in shares)				1,200,000
Treasury Stock, Value						2,360,000		2,401,000												41,000	399,000
Stock Issued During Period Value Stock Options Exercised										75,000									0
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.24		$ 0.32		$ 0.2
Dividend paid						4,505,000		5,968,000		3,686,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)								1,800,000							4,306,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Par Value (in dollars per share)														0.01	0.01
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 days										3 years	7 years
Share Based Compensation Arrangement By Share Based Payment Award Award Expiring Period Minimum						5 years
Share Based Compensation Arrangement By Share Based Payment Award Award Expiring Period Maximum						7 years
Allocated Share-based Compensation Expense						80,000		61,000		139,000
Class Of Warrant Or Right, Issued (in shares)		924,545
Class Of Warrant Or Right, Issued, Exercise Price (in dollars per share)		$ 2.48
Stock- based compensation granted to a customer								332,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price (in dollars per share)						$ 2.41	[1]	$ 1.71	[1]	$ 1.38	[1]							0.01
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized						116,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition						1 year 4 months 6 days
Stock Repurchased During Period, Value	$ 1,800,000		$ 1,800,000

[1]	In 2012 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option. In 2011 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option or with an exercise price equal to Par value of NIS 0.01. In 2010 the options were granted with an exercise price equal to the market price of the Company's stock at date of three trade days from the grant approval or with an exercise price equal to Par value of NIS 0.01.

TAXES ON INCOME (Details)	12 Months Ended
Dec. 31, 2012
Development Region A [Member]
2011-2012	10.00%
2013-2014	7.00%
2015 onwards	6.00%
Other Areas Within Israel [Member]
2011-2012	15.00%
2013-2014	12.50%
2015 onwards	12.00%

TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Research and development expenses	$ 103	$ 244
Allowance for doubtful accounts	12	10
Carryforward tax losses	2,074	1,723
Other	24	23
Less- valuation allowance	(2,074)	(1,723)
Deferred Tax Assets, Net	$ 139	$ 277

TAXES ON INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax Expense (Benefit)	$ 184	$ 92	$ 134
Taxes in respect of previous years	70	0	54
Deferred in Israel	138	(277)	0
Income Tax Expense (Benefit)	392	(185)	188
In Israel [Member]
Current State And Local Tax Expense Benefit	88	43	72
Outside Israel [Member]
Current Foreign Tax Expense Benefit	$ 96	$ 49	$ 62

TAXES ON INCOME (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before taxes on income, as reported in the statements of operations*	$ 4,670	$ 4,106	$ 5,044
Theoretical tax expense	1,168	985	1,261
Less - tax benefits arising from approved enterprise status, see a. above	(410)	0	(489)
Theoretical Tax Expense Net of Tax Benefits	757	985	772
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	11	18	23
Taxes in respect of previous years	70	0	54
Changes in valuation allowance	351	(3,283)	(2,104)
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	(797)	2,095	1,443
Taxes on income for the reported year	392	(185)	188
* As follows:
Taxable in Israel	2,734	3,418	5,168
Taxable outside Israel	1,936	688	(124)
INCOME BEFORE TAXES ON INCOME	$ 4,670	$ 4,106	$ 5,044

TAXES ON INCOME (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Deductions, Dividends	25.00%
Israeli Resident Corporations [Member]
Withholding Tax Rate	0.00%
Israeli Resident Individuals [Member]
Withholding Tax Rate	15.00%
Non Israeli Residents [Member]
Withholding Tax Rate	15.00%
Subsidiaries [Member]
Tax Credit Carryforward, Amount	6.7
Legislation Amendment 2011 [Member] | Year 2012 and There After [Member]
Effective Income Tax Rate, Continuing Operations	25.00%

SUPPLEMENTARY BALANCE SHEET INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Trade:
Open accounts	$ 1,177		$ 2,071
Less - allowance for doubtful accounts *	(327)	[1]	(308)	[1]	(435)	(664)
Trade	$ 850		$ 1,763

[1]	The changes in allowance for doubtful accounts are composed as follows: Years ended December 31, 2012 2011 2010 U.S. dollars in thousands Balance at beginning of year $ 308 $ 435 $ 664 Increase (decrease) during the year 66 (15) (201) Bad debt written off (47) (112) (28) Balance at end of year $ 327 $ 308 $ 435

SUPPLEMENTARY BALANCE SHEET INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balance at beginning of year	$ 308	[1]	$ 435		$ 664
Increase (decrease) during the year	66		(15)		(201)
Bad debt written off	(47)		(112)		(28)
Balance at end of year	$ 327	[1]	$ 308	[1]	$ 435

[1]	The changes in allowance for doubtful accounts are composed as follows: Years ended December 31, 2012 2011 2010 U.S. dollars in thousands Balance at beginning of year $ 308 $ 435 $ 664 Increase (decrease) during the year 66 (15) (201) Bad debt written off (47) (112) (28) Balance at end of year $ 327 $ 308 $ 435

SUPPLEMENTARY BALANCE SHEET INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Nontrade Receivables, Current	$ 159	$ 271
Government of Israel [Member]
Nontrade Receivables, Current	92	162
Employees [Member]
Nontrade Receivables, Current	20	39
Sundry [Member]
Nontrade Receivables, Current	$ 47	$ 70

SUPPLEMENTARY BALANCE SHEET INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payroll and related expenses	$ 384	$ 594
Government institutions	416	236
Accrued vacation pay	93	77
Accrued expenses and sundry	258	307
Other Accounts Payable and Accrued Liabilities	$ 1,151	$ 1,214

SUPPLEMENTARY BALANCE SHEET INFORMATION (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash Equivalents, at Carrying Value	$ 7.8	$ 8.4
Weighted Average Annual Interest Rate On Bank Deposits	1.48%

SELECTED STATEMENT OF OPERATIONS DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues, Total	$ 20,209	$ 18,913	$ 19,886
Product Line A [Member]
Revenues, Total	15,707	14,804	15,717
Product Line B [Member]
Revenues, Total	$ 4,502	$ 4,109	$ 4,169

SELECTED STATEMENT OF OPERATIONS DATA (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues, Total	$ 20,209	$ 18,913	$ 19,886
United States [Member]
Revenues, Total	10,882	9,405	9,137
United Kingdom [Member]
Revenues, Total	668	403	850
Italy [Member]
Revenues, Total	434	1,542	1,483
Rest Of Europe [Member]
Revenues, Total	4,143	4,740	5,456
Israel [Member]
Revenues, Total	3,045	1,551	1,053
Other Countries [Member]
Revenues, Total	$ 1,037	$ 1,272	$ 1,907

SELECTED STATEMENT OF OPERATIONS DATA (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment Net	$ 681	$ 880
Israel [Member]
Property Plant And Equipment Net	292	487
Romania [Member]
Property Plant And Equipment Net	381	389
United Kingdom [Member]
Property Plant And Equipment Net	6	3
United States [Member]
Property Plant And Equipment Net	$ 2	$ 1

SELECTED STATEMENT OF OPERATIONS DATA (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and Development Expense	$ 4,643	$ 4,673	$ 4,057
Research and Development Expense [Member]
Payroll and related expenses	3,574	3,780	3,185
Rent and related expenses	286	300	266
Depreciation and amortization	163	169	168
subcontracting	224	114	116
Other	$ 396	$ 310	$ 322

SELECTED STATEMENT OF OPERATIONS DATA (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selling and Marketing Expense	$ 1,524	$ 1,995	$ 2,119
Selling and Marketing Expense [Member]
Payroll and related expenses	1,180	1,644	1,584
Depreciation and amortization	12	17	142
Travel and conventions	155	145	166
Other	$ 177	$ 189	$ 227

SELECTED STATEMENT OF OPERATIONS DATA (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General and Administrative Expense	$ 1,818	$ 1,834	$ 1,555
General and Administrative Expense [Member]
Payroll and related expenses	980	1,013	1,065
Depreciation and amortization	24	57	71
Insurances	67	85	114
Office expenses	117	123	78
Professional services	368	337	331
Allowance for doubtful accounts and bad debts	33	(5)	(201)
Other	$ 229	$ 224	$ 97

SELECTED STATEMENT OF OPERATIONS DATA (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Interest on bank deposits and short-term investments	$ 260	$ 157	$ 94
Non-dollar currency gains - net	23	0	0
Interest on available for sale securities	47	154	0
Other Nonoperating Income	330	311	94
Expenses:
Non-dollar currency losses - net	0	(58)	(19)
Bank commissions and charges	(8)	(21)	(26)
Realized loss on sale of available for sale securities	(24)	(61)	0
Other Nonoperating Expense	(32)	(140)	(45)
Other Nonoperating Income (Expense)	$ 298	$ 171	$ 49

SELECTED STATEMENT OF OPERATIONS DATA (Details 7) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average number of shares issued and outstanding - used in computation of basic EPS	18,767	18,679	18,467
Add - incremental shares from assumed exercise of options	79	124	146
Weighted average number of shares used in computation of diluted EPS	18,846	18,803	18,613

SELECTED STATEMENT OF OPERATIONS DATA (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Intangible Assets			$ 637
IMPAIRMENT OF INTANGIBLE ASSETS	$ 0	$ 0	$ 407
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	425,200	266,200	508,400